Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets		¥ 16,339,977	¥ 16,322,100
Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		94,355	56,444
Investments		306,675	294,870
Maximum exposure to loss	[1]	522,037	474,833
Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		30,666,285	28,281,876
Liquidating customer assets | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Liquidating customer assets | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		90,794	52,666
Investments		11,600	11,773
Maximum exposure to loss	[1]	105,075	67,439
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		1,430,509	1,196,344
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate rehabilitation support business | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate rehabilitation support business | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		233,715	223,264
Maximum exposure to loss	[1]	327,634	318,007
Investment in securities | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		25,925,417	23,366,221
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Securitization of loan receivable originated by third parties | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		14,616	14,691
Maximum exposure to loss	[1]	14,616	14,691
Securitization of loan receivable originated by third parties | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		728,628	1,396,339
Power generation projects | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		3,444	2,630
Maximum exposure to loss	[1]	4,694	4,680
Power generation projects | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		16,327	14,830
Other VIEs | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		3,561	3,778
Investments		43,300	42,512
Maximum exposure to loss	[1]	70,018	70,016
Other VIEs | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		¥ 2,565,404	¥ 2,308,142

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.